Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 16,944	$ 35,369	$ 77,968	$ 64,049	$ 71,996
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	98,667	92,923	188,477	182,663	178,412
Amortization of regulatory assets	(7,147)	1,618	1,123	3,686	2,206
Amortization of debt premium	528	465	942	865	805
Deferred income taxes and investment tax credit adjustments - net	8,401	10	47,455	(10,284)	(4,370)
Loss on early extinguishment of debt	19,323	0
Charges related to early extinguishment of debt			0	377	0
Allowance for equity funds used during construction	(6,160)	(2,840)	(7,136)	(4,088)	(881)
Gain on sale of nonutility property			0	(297)	0
Change in certain assets and liabilities:
Accounts receivable	6,798	(1,216)	3,699	(1,900)	(5,501)
Fuel, materials and supplies	(20,817)	3,477	5,094	(10,337)	4,339
Income taxes receivable or payable	0	16,602	590	3,026	(6,681)
Financial transmission rights	(8,174)	(10,167)	(1,947)	(1,869)	360
Accounts payable and accrued expenses	6,660	(23,094)	(24,322)	16,124	(2,947)
Accrued real estate and personal property taxes	(6)	(374)	(47)	(181)	1,945
Accrued interest	(6,154)	694	1,034	(2,288)	971
Pension and other postretirement benefit expenses	(28,159)	(55,603)	2,785	(180,337)	15,846
Short-term and long-term regulatory assets and liabilities	10,340	4,299	(44,252)	148,169	(43,514)
Prepaids and other current assets	(7,889)	(5,955)	1,725	(2,986)	(935)
Other - net	192	(228)	809	6,983	2,715
Net cash provided by operating activities	83,347	55,980	253,997	211,375	214,766
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures - utility	(286,261)	(118,007)	(381,626)	(242,124)	(129,747)
Project development costs	(6,503)	(15,445)	(9,657)	(6,047)	(6,781)
Proceeds from the sales of assets			0	225	1
Grants under the American Recovery and Reinvestment Act of 2009			0	923	6,028
Cost of removal, net of salvage	(6,205)	(2,479)	(6,036)	(7,553)	(9,251)
Other	29	(46)	(39)	57	173
Net cash used in investing activities	(298,940)	(135,977)	(397,358)	(254,519)	(139,577)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term debt borrowings	132,000	105,000	105,000	150,500	73,000
Short-term debt repayments	(77,000)	(105,000)	(105,000)	(150,500)	(87,000)
Long-term borrowings, net of discount	404,712	128,358	128,358	169,728	0
Retirement of long-term debt and early tender premium	(384,324)	0	0	(110,377)	0
Dividends on common stock	(37,564)	(42,800)	(78,400)	(59,500)	(66,600)
Proceeds from Issuance of Common Stock	214,366	0
Equity contribution from AES	0	106,400	106,400	49,091	0
Preferred dividends of subsidiary	(1,607)	(1,607)	(3,213)	(3,213)	(3,213)
Deferred financing costs paid	(4,111)	(1,548)	(1,724)	(1,996)	(166)
Retention payments on capital expenditure	(718)	0
Other	(368)	(87)	(194)	(9)	(6)
Net cash provided by (used in) financing activities	245,386	188,716	151,227	43,724	(83,985)
Net change in cash and cash equivalents	29,793	108,719	7,866	580	(8,796)
Cash and cash equivalents at beginning of period	26,933	19,067	19,067	18,487	27,283
Cash and cash equivalents at end of period	56,726	127,786	26,933	19,067	18,487
Cash paid during the period for:
Interest (net of amount capitalized)	57,191	51,575	103,938	106,175	103,254
Income taxes	0	0	0	45,000	58,750
Non-cash investing activities:
Accruals for capital expenditures	57,829	24,548	37,293	17,957	16,658
Indianapolis Power And Light Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	45,045	51,184	109,528	96,552	104,129
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	97,672	91,991	186,614	180,917	176,771
Amortization of regulatory assets	42	15	1,123	3,686	2,206
Amortization of debt premium	(7,147)	1,618	40	30	29
Deferred income taxes and investment tax credit adjustments - net	26,283	74	67,831	(10,594)	(4,666)
Allowance for equity funds used during construction	(6,160)	(2,840)	(7,136)	(4,088)	(881)
Gain on sale of nonutility property			0	(297)	0
Change in certain assets and liabilities:
Accounts receivable	6,798	(1,216)	3,699	(1,900)	(5,501)
Fuel, materials and supplies	(20,817)	3,477	5,094	(10,337)	4,339
Income taxes receivable or payable	(24,780)	27,138	1,171	3,510	(5,920)
Financial transmission rights	(8,174)	(10,167)	(1,947)	(1,869)	360
Accounts payable and accrued expenses	6,765	(22,232)	(23,723)	16,290	(2,401)
Accrued real estate and personal property taxes	(6)	(374)	(47)	(181)	1,945
Accrued interest	255	694	1,034	(2,288)	971
Pension and other postretirement benefit expenses	(28,159)	(55,603)	2,785	(180,338)	15,846
Short-term and long-term regulatory assets and liabilities	10,340	4,299	(44,252)	148,169	(43,514)
Prepaids and other current assets	(7,592)	(6,880)	(170)	(2,917)	(958)
Other - net	(657)	87	2,385	7,195	2,525
Net cash provided by operating activities	89,708	81,265	304,029	241,540	245,280
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures - utility	(286,261)	(130,534)	(381,626)	(242,124)	(129,747)
Project development costs	(6,503)	(2,917)	(9,657)	(6,047)	(6,781)
Proceeds from the sales of assets			0	225	1
Grants under the American Recovery and Reinvestment Act of 2009			0	923	6,028
Cost of removal, net of salvage	(6,205)	(2,479)	(6,036)	(7,553)	(9,251)
Other	(51)	(50)	(56)	39	(9)
Net cash used in investing activities	(299,020)	(135,980)	(397,375)	(254,537)	(139,759)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term debt borrowings	132,000	105,000	105,000	150,500	73,000
Short-term debt repayments	(77,000)	(105,000)	(105,000)	(150,500)	(87,000)
Long-term borrowings, net of discount	0	128,358	128,358	169,728	0
Retirement of long-term debt and early tender premium			0	(110,377)	0
Dividends on common stock	(65,747)	(67,300)	(127,400)	(90,150)	(96,700)
Equity contribution from AES	214,609	106,400	106,400	49,091	0
Preferred dividends of subsidiary	(1,607)	(1,607)	(3,213)	(3,213)	(3,213)
Retention payments on capital expenditure	(718)	0
Other	(229)	(1,636)	(1,920)	(2,004)	(172)
Net cash provided by (used in) financing activities	201,308	164,215	102,225	13,075	(114,085)
Net change in cash and cash equivalents	(8,004)	109,500	8,879	78	(8,564)
Cash and cash equivalents at beginning of period	20,999	12,120	12,120	12,042	20,606
Cash and cash equivalents at end of period	12,995	121,620	20,999	12,120	12,042
Cash paid during the period for:
Interest (net of amount capitalized)	26,123	27,075	54,938	57,175	54,254
Income taxes	25,000	0	0	64,950	78,402
Non-cash investing activities:
Accruals for capital expenditures	$ 57,829	$ 24,548	$ 37,293	$ 17,957	$ 16,658